Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.08%
Aerospace & Defense–2.49%
RTX Corp.(b)	699,339	$56,982,142

Textron, Inc.	510,366	39,124,657

		96,106,799

Air Freight & Logistics–1.26%
FedEx Corp.	188,450	48,776,513

Apparel Retail–0.81%
TJX Cos., Inc. (The)	355,398	31,314,118

Application Software–1.18%
Salesforce, Inc.(c)	180,451	45,455,607

Asset Management & Custody Banks–1.73%
KKR & Co., Inc., Class A	877,608	66,557,791

Automobile Manufacturers–1.01%
General Motors Co.	1,230,609	38,887,244

Broadline Retail–2.07%
Amazon.com, Inc.(c)	546,144	79,786,177

Building Products–1.78%
Johnson Controls International PLC	1,300,931	68,689,157

Cable & Satellite–2.14%
Charter Communications, Inc., Class A(c)	118,153	47,276,560

Comcast Corp., Class A	844,196	35,363,370

		82,639,930

Cargo Ground Transportation–0.81%
J.B. Hunt Transport Services, Inc.(b)	169,587	31,419,383

Casinos & Gaming–0.96%
Las Vegas Sands Corp.	806,790	37,209,155

Communications Equipment–1.68%
Cisco Systems, Inc.	1,343,543	65,000,610

Consumer Finance–0.98%
American Express Co.	221,884	37,891,131

Distributors–0.94%
Genuine Parts Co.	272,886	36,233,803

Diversified Banks–8.35%
Bank of America Corp.	3,811,542	116,213,916

PNC Financial Services Group, Inc. (The)	430,225	57,632,941

Wells Fargo & Co.	3,321,212	148,092,843

		321,939,700

Electric Utilities–2.89%
American Electric Power Co., Inc.	506,095	40,259,857

Exelon Corp.	945,349	36,405,390

FirstEnergy Corp.	941,995	34,797,296

		111,462,543

	Shares	Value

Electrical Components & Equipment–0.91%
Emerson Electric Co.	394,844	$35,101,632

Electronic Manufacturing Services–0.99%
TE Connectivity Ltd.	291,732	38,216,892

Fertilizers & Agricultural Chemicals–0.63%
Corteva, Inc.	541,164	24,460,613

Food Distributors–2.25%
Sysco Corp.	707,269	51,043,604

US Foods Holding Corp.(c)	816,986	35,808,496

		86,852,100

Gold–0.81%
Barrick Gold Corp. (Canada)	1,776,485	31,248,371

Health Care Equipment–2.52%
GE HealthCare Technologies, Inc.	443,315	30,349,345

Medtronic PLC	842,795	66,808,360

		97,157,705

Health Care Facilities–0.69%
Universal Health Services, Inc., Class B	192,501	26,465,037

Health Care Services–2.71%
Cigna Group (The)	208,346	54,769,996

CVS Health Corp.	733,485	49,840,306

		104,610,302

Industrial Machinery & Supplies & Components–2.67%
Parker-Hannifin Corp.	161,299	69,871,501

Stanley Black & Decker, Inc.	362,495	32,950,795

		102,822,296

Insurance Brokers–1.77%
Willis Towers Watson PLC	277,381	68,318,940

Integrated Oil & Gas–4.66%
Chevron Corp.	177,736	25,522,889

Exxon Mobil Corp.	810,635	83,284,640

Shell PLC (Netherlands)	1,133,843	36,748,917

Suncor Energy, Inc. (Canada)(b)	1,037,053	34,192,676

		179,749,122

Interactive Media & Services–3.20%
Alphabet, Inc., Class A(c)	669,999	88,794,967

Meta Platforms, Inc., Class A(c)	106,266	34,764,922

		123,559,889

Investment Banking & Brokerage–2.87%
Charles Schwab Corp. (The)	757,713	46,462,961

Goldman Sachs Group, Inc. (The)	188,347	64,328,035

		110,790,996

IT Consulting & Other Services–1.35%
Cognizant Technology Solutions Corp., Class A	739,801	52,067,194

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

	Shares	Value

Managed Health Care–2.64%
Centene Corp.(c)	954,921	$70,358,579

Elevance Health, Inc.	65,714	31,509,206

		101,867,785

Movies & Entertainment–1.32%
Walt Disney Co. (The)(c)	549,778	50,958,923

Multi-line Insurance–2.12%
American International Group, Inc.	1,244,375	81,892,319

Oil & Gas Exploration & Production–3.77%
ConocoPhillips	880,633	101,774,756

Pioneer Natural Resources Co.	187,996	43,547,393

		145,322,149

Oil & Gas Refining & Marketing–1.07%
Phillips 66	318,975	41,112,688

Packaged Foods & Meats–1.12%
Kraft Heinz Co. (The)	1,225,788	43,037,417

Pharmaceuticals–7.12%
Bristol-Myers Squibb Co.	1,065,946	52,636,413

GSK PLC	1,770,263	31,839,265

Johnson & Johnson	490,880	75,919,501

Merck & Co., Inc.	387,097	39,669,701

Pfizer, Inc.	860,285	26,212,884

Sanofi S.A.	518,879	48,333,748

		274,611,512

Property & Casualty Insurance–1.10%
Allstate Corp. (The)	306,576	42,267,633

Rail Transportation–1.23%
CSX Corp.	1,464,037	47,288,395

Real Estate Services–2.77%
CBRE Group, Inc., Class A(c)	1,351,984	106,752,657

Regional Banks–0.71%
Citizens Financial Group, Inc.	999,843	27,265,719

Semiconductor Materials & Equipment–1.04%
Lam Research Corp.	56,283	40,294,125

Semiconductors–3.69%
Intel Corp.	1,492,222	66,702,323

Micron Technology, Inc.	509,896	38,813,284

NXP Semiconductors N.V. (China)	180,950	36,928,276

		142,443,883

	Shares	Value

Specialty Chemicals–1.02%
DuPont de Nemours, Inc.	552,231	$39,506,606

Systems Software–1.32%
Oracle Corp.	439,459	51,069,530

Tobacco–1.83%
Philip Morris International, Inc.	757,532	70,723,187

Trading Companies & Distributors–1.87%
Ferguson PLC	420,541	72,055,495

Transaction & Payment Processing Services–1.67%
Fiserv, Inc.(c)	492,583	64,336,266

Wireless Telecommunication Services–1.56%
T-Mobile US, Inc.	400,377	60,236,720

Total Common Stocks & Other Equity Interests (Cost $2,903,648,836)		3,783,833,759

Money Market Funds–1.72%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e)	23,194,855	23,194,855

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(d)(e)	16,565,017	16,573,300

Invesco Treasury Portfolio, Institutional Class, 5.28%(d)(e)	26,508,406	26,508,406

Total Money Market Funds (Cost $66,270,970)		66,276,561

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $2,969,919,806)		3,850,110,320

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.30%
Invesco Private Government Fund, 5.32%(d)(e)(f)	24,807,498	24,807,497

Invesco Private Prime Fund, 5.55%(d)(e)(f)	63,757,243	63,782,746

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $88,586,115)		88,590,243

TOTAL INVESTMENTS IN SECURITIES-102.10% (Cost $3,058,505,921)		3,938,700,563

OTHER ASSETS LESS LIABILITIES–(2.10)%		(80,923,945)

NET ASSETS-100.00%		$3,857,776,618

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$25,782,759	$57,695,481	$(60,283,385)	$-	$ -	$ 23,194,855	$ 357,299
Invesco Liquid Assets Portfolio, Institutional Class	18,413,442	41,211,058	(43,059,560)	5,591	2,769	16,573,300	261,826
Invesco Treasury Portfolio, Institutional Class	29,466,010	65,937,693	(68,895,297)	-	-	26,508,406	407,602
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,200,912	99,975,659	(76,369,074)	-	-	24,807,497	89,051*
Invesco Private Prime Fund	3,088,061	205,514,699	(144,824,569)	4,128	427	63,782,746	249,291*
Total	$77,951,184	$470,334,590	$(393,431,885)	$9,719	$3,196	$154,866,804	$1,365,069

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

12/01/2023	Bank of New York Mellon (The)	USD	25,172,042	CAD	34,176,081	$13,913

01/05/2024	Bank of New York Mellon (The)	EUR	33,424,888	USD	36,768,647	331,244

01/05/2024	Bank of New York Mellon (The)	GBP	40,635,371	USD	51,558,971	243,037

12/01/2023	State Street Bank & Trust Co.	EUR	692,977	USD	758,432	4,127

12/01/2023	State Street Bank & Trust Co.	USD	5,465,051	CAD	7,508,035	67,971

12/01/2023	State Street Bank & Trust Co.	USD	9,642,822	EUR	9,050,675	208,841

12/01/2023	State Street Bank & Trust Co.	USD	32,522,660	GBP	26,274,914	648,089

01/05/2024	State Street Bank & Trust Co.	EUR	287,977	USD	316,770	2,838

01/05/2024	State Street Bank & Trust Co.	USD	746,593	EUR	684,920	57

Subtotal–Appreciation						1,520,117

Currency Risk

12/01/2023	Bank of New York Mellon (The)	CAD	35,880,925	USD	26,135,324	(307,010)

12/01/2023	Bank of New York Mellon (The)	GBP	66,271,219	USD	80,614,365	(3,049,691)

12/01/2023	Bank of New York Mellon (The)	USD	36,707,212	EUR	33,424,888	(324,203)

12/01/2023	Bank of New York Mellon (The)	USD	51,541,904	GBP	40,635,371	(241,808)

01/05/2024	Bank of New York Mellon (The)	CAD	34,176,081	USD	25,187,328	(13,333)

12/01/2023	State Street Bank & Trust Co.	CAD	5,803,191	USD	4,224,018	(52,625)

12/01/2023	State Street Bank & Trust Co.	EUR	41,782,586	USD	44,306,433	(1,173,935)

12/01/2023	State Street Bank & Trust Co.	GBP	914,413	USD	1,131,598	(22,802)

12/01/2023	State Street Bank & Trust Co.	USD	349,278	GBP	275,347	(1,665)

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized Appreciation (Depreciation)
Settlement		Contract to

Date	Counterparty	Deliver		Receive

01/05/2024	State Street Bank & Trust Co.	CAD	692,234	USD	510,264	$ (174)

Subtotal–Depreciation						(5,187,246)

Total Forward Foreign Currency Contracts						$(3,667,129)

Abbreviations:

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound Sterling
USD - U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,666,911,829	$116,921,930	$–	$3,783,833,759

Money Market Funds	66,276,561	88,590,243	–	154,866,804

Total Investments in Securities	3,733,188,390	205,512,173	–	3,938,700,563

Other Investments - Assets*

Forward Foreign Currency Contracts	–	1,520,117	–	1,520,117

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(5,187,246)	–	(5,187,246)

Total Other Investments	–	(3,667,129)	–	(3,667,129)

Total Investments	$3,733,188,390	$201,845,044	$–	$3,935,033,434

*	Unrealized appreciation (depreciation).

Invesco Growth and Income Fund